Activities of Orange Bank - Maturities of financial liabilities - Tabular disclosure (Details) - Operating segments [member] - Orange Bank, operating segment [member] € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	€ 5,041
Not later than one year [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	4,292
Later than two years and not later than five years [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	643
Later than five years [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	106
Financial liabilities at amortised cost and derivatives, category [member] | Other financial liabilities and derivatives [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	100
Financial liabilities at amortised cost and derivatives, category [member] | Later than five years [member] | Other financial liabilities and derivatives [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	100
Financial liabilities at amortised cost, category [member] | Deposits from customers [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	3,685
Financial liabilities at amortised cost, category [member] | Deposits from banks [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	975
Financial liabilities at amortised cost, category [member] | Commercial papers [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	281
Financial liabilities at amortised cost, category [member] | Not later than one year [member] | Deposits from customers [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	3,677
Financial liabilities at amortised cost, category [member] | Not later than one year [member] | Deposits from banks [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	529
Financial liabilities at amortised cost, category [member] | Not later than one year [member] | Commercial papers [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	86
Financial liabilities at amortised cost, category [member] | Later than two years and not later than five years [member] | Deposits from customers [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	5
Financial liabilities at amortised cost, category [member] | Later than two years and not later than five years [member] | Deposits from banks [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	443
Financial liabilities at amortised cost, category [member] | Later than two years and not later than five years [member] | Commercial papers [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	195
Financial liabilities at amortised cost, category [member] | Later than five years [member] | Deposits from customers [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	3
Financial liabilities at amortised cost, category [member] | Later than five years [member] | Deposits from banks [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	€ 3